Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expenses

The Components of lease expenses were as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Finance Lease Cost:
Amortization of right-of-use assets	-	37,335	73,422
Interest on lease liabilities	-	539	10,036
Total finance lease cost	-	37,874	83,458

The remaining lease terms and discount rates were as follows:

	For the years ended December 31,
	2025	2024	2023

Weighted-average remaining lease term (in years)	-	-	0.46
Weighted-average discount rate	-	-	5.84%